Note 4 - Asset Acquisition (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Jan. 07, 2022	Dec. 31, 2022
In Process Research and Development [Member]
Impairment of Intangible Assets, Indefinite-Lived (Excluding Goodwill)			$ 0
Lowell Therapeutics [Member]
Business Combination, Consideration Transferred, Net of Cash Acquired		$ 32,500
Cash Acquired from Acquisition		3,549
Business Combination, Options To Purchase Capital Stock Issued and Outstanding Cancelled, Exchange for Cash		$ 3,500
Business Combination, Acquiree Common Stock to Be Held Back to Satisfy Some Obligations (in shares)		69,808
Business Combination, Acquiree Common Stock to Be Held Back to Satisfy Some Obligations, Value	[1]	$ 800
Business Combination, Cash and Stock Paid for Transaction Costs		500
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total	[2]	8,819
Business Combination, Consideration Transferred, Total		12,368
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		6,000
Business Combination, Acquisition Related Costs		500
Payments to Acquire Businesses, Gross		3,536
Business Acquisition, Transaction Costs		2,521
Lowell Therapeutics [Member] | Contingent Consideration Payable Upon Achievement of Milestones [Member]
Business Combination, Contingent Consideration, Liability, Total		$ 26,000
Lowell Therapeutics [Member] | AcelRx Common Stock [Member]
Business Combination, Options To Purchase Capital Stock Issued and Outstanding Cancelled, Exchange for Common Stock, Number (in shares)		450,477
Business Combination, Acquiree Common Stock to Be Held Back to Satisfy Some Obligations, Fixed Value per Share (in dollars per share)		$ 11.46
Business Combination, Options To Purchase Capital Stock Issued and Outstanding Cancelled, Exchange for Common Stock, Value		$ 5,200
Business Combination, Acquiree Common Stock to Be Held Back to Satisfy Some Obligations (in shares)		69,808
Business Combination, Acquiree Common Stock to Be Held Back to Satisfy Some Obligations, Value		$ 800

[1]	Recorded as Other long-term liabilities in the Condensed Consolidated Balance Sheets.
[2]	Recorded as In-process research and development asset in the Condensed Consolidated Balance Sheets.